Unaudited Condensed Consolidated Statements of Stockholders' Equity (Parenthetical)		6 Months Ended
	Feb. 25, 2022	Jun. 30, 2022
Unaudited Condensed Consolidated Statements of Stockholders' Equity
Stock split ratio	0.1	0.1